Alger Concentrated Equity Fund Expense Example - Class I Shares [Member] - Alger Concentrated Equity Fund - Class I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	$ 2,904